Trade and Other Receivables - Changes in the Allowance for Doubtful Accounts (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of changes in allowance account for credit losses of financial assets [Line Items]
Beginning balance	₩ (25,175,820)
Changes in allowance account for credit losses of financial assets
Ending balance	(26,197,311)	₩ (25,175,820)
Trade receivables | Allowance for credit losses [member]
Reconciliation of changes in allowance account for credit losses of financial assets [Line Items]
Beginning balance	232,645	199,000	₩ 205,339
Changes in allowance account for credit losses of financial assets
Bad debt expense	48,160	68,385	27,078
Write-off	(17,157)	(26,109)	(26,319)
Reversal	(12,928)	(5,577)	(3,444)
Others	10,054	(3,054)	(3,654)
Ending balance	260,774	232,645	199,000
Other receivables | Allowance for credit losses [member]
Reconciliation of changes in allowance account for credit losses of financial assets [Line Items]
Beginning balance	133,953	109,453	82,710
Changes in allowance account for credit losses of financial assets
Bad debt expense	21,937	24,290	4,220
Write-off	(23,177)	(4,472)	(1,103)
Reversal	(587)	(1,942)	(37)
Others	8,042	6,624	23,663
Ending balance	₩ 140,168	₩ 133,953	₩ 109,453